Discontinued operations and assets held for sale - Summary income statement and statement of comprehensive income (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Summary income statement and comprehensive income, discontinued operations [line items]
Revenue		£ 14,779	£ 14,540	£ 14,933
Operating costs		(11,884)	(11,760)	(12,063)
Operating profit/(loss)		2,895	2,780	2,870
Net finance income		(870)	(1,113)	(1,069)
Share of post-tax results of joint ventures and associates		58	87	40
Profit/(loss) before tax		2,083	1,754	1,841
Total (loss)/profit after tax from discontinued operations			(9)	12
Items that will never be reclassified to profit or loss:
Total items from continuing operations that will never be reclassified to profit or loss		1,007	(541)	47
Items that may be reclassified subsequently to profit or loss:
Total items from continuing operations that may be reclassified subsequently to profit or loss		(1,190)	370	270
Other comprehensive income for the year, net of tax from discontinued operations		(183)	(165)	353
Total comprehensive income for the year		£ 1,458	1,100	1,867
Discontinued operations
Summary income statement and comprehensive income, discontinued operations [line items]
Revenue			0	0
Operating costs			(23)	(1)
Operating profit/(loss)			(23)	(1)
Net finance income			6	23
Share of post-tax results of joint ventures and associates			0	(5)
Profit/(loss) before tax			(17)	17
Tax from discontinued operations			(1)	(5)
(Loss)/profit after tax from discontinued operations			(18)	12
Gain on disposal	£ 9		9	0
Total (loss)/profit after tax from discontinued operations			(9)	12
Items that will never be reclassified to profit or loss:
Share of other comprehensive income of associate, net of tax			0	36
Total items from continuing operations that will never be reclassified to profit or loss			0	36
Items that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges			6	0
Total items from continuing operations that may be reclassified subsequently to profit or loss			6	0
Other comprehensive income for the year, net of tax from discontinued operations			6	36
Total comprehensive income for the year			£ (3)	48
Quadgas HoldCo Limited | Discontinued operations
Summary income statement and comprehensive income, discontinued operations [line items]
Operating costs				(1)
Impairment charge against investment in Quadgas				43
Share of profit (loss) of associates accounted for using equity method				£ 38